Accounts Receivable, Net	6 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	March 31, 2023	September 30, 2022
Accounts receivable	$18,339,445	$15,975,717
Less: allowance for doubtful accounts	(820,177)	(791,827)
Accounts receivable, net	$17,519,268	$15,183,890

The Company’s accounts receivable primarily includes the balance due from customers when the Company’s pharmaceutical products are sold and delivered to customers. As of date of this report, approximately 77.6%, or $14.2 million, of the Company’s net account receivable balance as of March 31, 2023 has been subsequently collected, and the remaining balance is expected to be substantially collected before September 30, 2023.

Allowance for doubtful accounts movement is as follows:

	March 31, 2023	September 30, 2022
Beginning balance	$791,827	$446,527
Additions	-	419,353
Bad debt recovery	-	-
Foreign currency translation adjustments	28,350	(74,053)
Ending balance	$820,177	$791,827